Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,405,509,135)	$ (2,375,672,564)	$ (997,330,548)
Other reserves, Changes	127,883,650	(29,836,571)	(1,378,342,016)
Other reserves, Ending balance	(2,277,625,485)	(2,405,509,135)	(2,375,672,564)
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	166,116,569	101,654,836	6,976,383
Other reserves, Changes	(62,466,476)	64,461,733	94,678,453
Other reserves, Ending balance	103,650,093	166,116,569	101,654,836
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(291,006,520)	(191,870,545)	(32,849,736)
Other reserves, Changes	188,060,425	(99,135,975)	(159,020,809)
Other reserves, Ending balance	(102,946,095)	(291,006,520)	(191,870,545)
Other Comprehensive Income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	8,384	11,041	11,284
Other reserves, Changes	(6,601)	(2,657)	(243)
Other reserves, Ending balance	1,783	8,384	11,041
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,280,627,568)	(2,285,467,896)	(971,468,479)
Other reserves, Changes	2,296,302	4,840,328	(1,313,999,417)
Other reserves, Ending balance	$ (2,278,331,266)	$ (2,280,627,568)	$ (2,285,467,896)